Cash, cash equivalents and short-term time deposits - Disclosure of Reconciliation of Cash, Cash Equivalents and Short-Term Time Deposits (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 71,813	SFr 133,721	SFr 75,712	SFr 98,958
Short-term time deposits	61,000	40,000
CHF
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	44,621	96,576
Short-term time deposits	20,000	40,000
EUR
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	20,313	6,365
USD
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	5,821	29,776
Short-term time deposits	41,000	0
GBP
Disclosure Of Reconciliation Of Cash, Cash Equivalents And Short-Term Time Deposits [Line Items]
Cash and cash equivalents	SFr 1,058	SFr 1,004